Munder S&P® MidCap Index Equity Fund

Munder S&P® SmallCap Index Equity Fund

Class K & Y Shares

Supplement Dated August 7, 2006

to Prospectus Dated April 30, 2006

Investors are advised that Michael Liao has been added to the portfolio management teams for the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund. A team of investment professionals employed by World Asset Management (“World”) makes investment decisions for the Funds. The team consists of Kenneth A. Schluchter III, Kevin K. Yousif and Lei (“Michael”) Liao. Mr. Schluchter generally makes final investment decisions for the Funds.

Lei (“Michael”) Liao, Portfolio Analyst, World, has been a member of the team responsible for managing the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund since February 2006. Mr. Liao is a member of World’s Domestic Investment Management Team, providing analytical and trading support throughout World’s domestic product line. He is responsible for the design and implementation of portfolio analytical systems, new products, and portfolio management techniques. Mr. Liao joined World in September 2005. Prior to joining World, he was a Senior Systems Analyst at the University of Michigan Health System from 1998 to 2005. Mr. Liao has an M.B.A. from the University of Michigan and has passed the Level III CFA exam.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Munder S&P® MidCap Index Equity Fund

Munder S&P® SmallCap Index Equity Fund

Supplement Dated August 7, 2006

To Statement of Additional Information (“SAI”)

Dated April 30, 2006

Under the heading “INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS—Portfolio Managers”, which begins on page 30 of the SAI, the first sentence is hereby replaced in its entirety with the following:

Kenneth A. Schluchter III, Kevin K. Yousif and Lei (“Michael”) Liao of World Asset Management (“WAM”), a division of the Advisor, are the members of the portfolio management teams for the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund.

In addition, under the heading “INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS—Portfolio Managers”, which begins on page 30 of the SAI, the table is hereby supplemented with the following:

The following table lists the number and types of accounts managed by Mr. Liao and assets under management in those accounts as of June 30, 2006:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed* ($ millions)
Lei (“Michael”) Liao	3	320.2	10	1,291.0	0	0	1,611.2

*If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted more than once.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.